Accrued Expenses Other Current Liabilities and Long Term Accrued Expenses (Tables)	12 Months Ended
Mar. 31, 2024
Accrued Expenses and Other Current Liabilities [Abstract]
Schedule of Accrued Expenses and Other Current Liabilities and Long Term Accrued Expenses	Accrued expenses, other current liabilities and long term accrued expenses consisted of the following:
	As of March 31,
	2023	2024
	$	$
Accrued payroll	90	198
Accrued housing allowance	210	155
Accrued other social benefits	1,193	979
Defined benefit obligation	-	23
Deposits received from customers	-	10
Accrued audit fee	205	220
Others	310	244
	2,008	1,829
Less: Long term accrued expenses	17	40
Current portion	1,991	1,789